CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Common Class A USD ($)	Dec. 31, 2013 Common Class A CNY	Dec. 31, 2012 Common Class A CNY	Dec. 31, 2013 Common Class B USD ($)	Dec. 31, 2013 Common Class B CNY	Dec. 31, 2012 Common Class B CNY
Current assets:
Cash and cash equivalents	$ 41,153	249,126	128,736
Restricted cash	2,598	15,725
Short-term investments	8,552	51,772	45,000
Accounts receivable	23,134	140,049	41,726
Inventories			2,359
Prepayments and other current assets	15,129	91,585	37,386
Amounts due from related parties	1,007	6,097
Deferred tax assets	182	1,100	262
Total current assets	91,755	555,454	255,469
Non-current assets:
Property and equipment, net	2,161	13,085	4,814
Goodwill	93,305	564,841	564,841
Intangible assets, net	14,353	86,891	42,998
Prepayments	3,799	23,000	28,600
Long-term investment	330	2,000
Deferred tax assets	448	2,714	129
Other non-current assets	849	5,139	343
Total non-current assets	115,245	697,670	641,725
TOTAL ASSETS	207,000	1,253,124	897,194
Current liabilities:
Short-term bank borrowing	2,313	14,000
Accounts payable (including accounts payable of the variable interest entities ("VIEs") without recourse to the Company of RMB719 and RMB35,178 (US$5,811) as of December 31, 2012 and 2013, respectively)	9,774	59,170	3,689
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the VIEs without recourse to the Company of RMB7,352 and RMB23,618 (US$3,901) as of December 31, 2012 and 2013, respectively)	6,800	41,174	19,597
Deferred revenue (including deferred revenue of the VIEs without recourse to the Company of RMB1,597 and RMB1,722 (US$284) as of December 31, 2012 and 2013, respectively)	2,050	12,413	1,697
Income tax payable	306	1,851	76
Amounts due to related parties			991
Total current liabilities	21,243	128,608	26,050
Non-current liabilities:
Unrecognized tax benefits (including unrecognized tax benefits of the VIEs without recourse to the Company of RMB4,233 and RMB4,702 (US$777) as of December 31, 2012 and 2013, respectively)	1,647	9,970	21,944
Deferred tax liabilities	1,287	7,793	7,844
Other non-current liabilities (including other non-current liabilities of the VIEs without recourse to the Company of RMB2,150 and RMB2,000 (US$330) as of December 31, 2012 and 2013, respectively)	330	2,000	2,150
Total non-current liabilities	3,264	19,763	31,938
Total liabilities	24,507	148,371	57,988
Commitments and contingencies
Mezzanine equity:
Contingently redeemable ordinary shares (US$0.001 par value, 26,485,961 shares authorized; 26,485,961 and 26,485,961 shares issued and outstanding as of December 31, 2012 and 2013, respectively; aggregate liquidation preference amount of RMB75,899 and RMB75,899 as of December 31, 2012 and 2013, respectively; aggregate redemption amount of RMB76,858 and RMB77,677, respectively, as of December 31, 2012 and 2013)	12,831	77,677	76,858
Shareholders' equity:
Class A ordinary shares (US$0.001 par value, 750,000,000 shares authorized; 113,577,208 and 178,034,362 shares issued and outstanding as of December 31, 2012 and 2013, respectively)				185	1,121	727	195	1,179	1,213
Additional paid-in capital	165,753	1,003,417	726,200
Retained earnings	3,244	19,635	34,563
Accumulated other comprehensive (loss) income	20	122	(420)
Total China Mobile Games and Entertainment Group Limited's equity	169,397	1,025,474	762,283
Non-controlling interests	265	1,602	65
Total shareholders' equity	169,662	1,027,076	762,348
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	$ 207,000	1,253,124	897,194